Stock Options, Stock Purchase Plan and Warrants - Summarizes Information on Warrants Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	650,000
Exercise price	$ 1.48
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	450,000
Exercise price	$ 1.50
Issued	May 03, 2010
Expire	May 02, 2017
Warrants Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding	200,000
Exercise price	$ 1.43
Issued	Jan. 12, 2012
Expire	Jan. 12, 2017